Credit quality of financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trade receivables	€ 44,013	€ 19,237
Other assets	11,522	11,979
Cash and cash equivalents	346,686	204,435	€ 64,439
Receivables from governmental institutions (AAA-country) [member]
IfrsStatementLineItems [Line Items]
Trade receivables	289	36
Receivables from governmental institutions (AA-country) [member]
IfrsStatementLineItems [Line Items]
Trade receivables	23,086	15,595
Other assets	199
Receivables from governmental institutions (A-country) [member]
IfrsStatementLineItems [Line Items]
Trade receivables	606
AA [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2	188
Cash and cash equivalents	3,457	3,984
A [member]
IfrsStatementLineItems [Line Items]
Trade receivables	3,442	787
Other assets	11,296	11,644
Cash and cash equivalents	332,361	149,477
Counterparties without external credit rating or rating below A [member]
IfrsStatementLineItems [Line Items]
Trade receivables	16,589	2,631
Other assets	27	336
Cash and cash equivalents	€ 10,868	€ 50,973